Long term debt (Tables)	3 Months Ended	15 Months Ended
	Mar. 29, 2014	Mar. 29, 2014
Schedule of Long-term Debt Instruments [Table Text Block]
	March 29, 2014	December 28, 2013
Convertible debentures
Balance, beginning	$16,674,686	$10,051,262
Convertible debentures issued	-	8,307,249
Discount on debentures	-	(754,829)
Amendment of debentures – conversion price	-	(79,931)
Accretion expense	60,147	94,030
Effect of foreign exchange	(565,819)	(943,095)
Balance, ending	16,169,014	16,674,686

IKEA Loan
Balance, beginning	-	-
Loan issued	2,197,153	-
Effect of foreign exchange	(4,739)	-
Balance, ending	2,192,414	-
Long term debt – long term	18,361,428	16,674,686
Less: current portion	60,467	-
	$18,300,961	$16,674,686

	December 28, 2013	December 31, 2012
Balance, beginning	$10,051,262	$-
Convertible debenture issued	8,307,249	10,051,262
Discount on debentures	(754,829)	-
Amendment of debentures – conversion price	(79,931)	-
Accretion expense	94,030	-
Effect of foreign exchange	(943,095)	-
Balance, ending	$16,674,686	$10,051,262

Schedule of Deferred debt issuance costs [Table Text Block]
	March 29, 2014	December 28, 2013
Balance, beginning	$1,442,023	$1,024,294
Issuance costs - cash	48,218	800,910
Issuance costs – warrants	-	66,278
Issuance costs allocated to additional paid in capital	-	(102,670)
Amortization of issuance costs	(106,306)	(346,789)
Effect of foreign exchange	(50,040)	-
	$1,333,895	$1,442,023

	December 28, 2013	December 31, 2012
Balance, beginning	$1,024,294	$-
Issuance costs – cash	886,733	1,083,936
Issuance costs – warrants	66,278	-
Issuance costs allocated to additional paid in capital	(102,670)	-
Amortization of issuance costs	(346,789)	(59,642)
Effect of foreign exchange	(85,823)	-
	$1,442,023	$1,024,294